Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

22.Related party transactions

For the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

Transactions with Tencent

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Advertising, game distribution and other revenues from Tencent	118,844	651,495	478,152
Content costs charged by Tencent (i)	249,536	217,527	346,421
Operation support services provided by Tencent	142,372	104,318	85,256
Acquisition under common control (ii)	574,826	—	—
Others	6,422	6,422	6,217
(i)	In April 2021, the Group entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends tournaments during the period from 2021 to 2025, with a total consideration of RMB2,013 million. In January 2023, September 2024 and August 2025, the Group has entered into supplemental agreements to the above-mentioned agreement with Tencent to update the authorised right, licensed scope and total consideration respectively.
(ii)	In December 2023, the Company acquired a global mobile application service provider from a fellow subsidiary of Tencent for an aggregate cash consideration of RMB574,826, of which RMB546,084 was paid by the Company in 2023 and the remaining balance of RMB28,770 was paid in February 2024.

22.Related party transactions (continued)

Transactions with entities over which Tencent and/or Huya have significant influence (“Tencent and Huya’s related parties”)

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Content costs and revenue sharing fees charged by Tencent and Huya’s related parties	61,272	38,069	29,454
Advertising and other revenues from Tencent and Huya’s related parties	23,902	17,575	8,566
Others	29,178	1,810	11,358

As of December 31, 2024 and 2025, the amounts due from/to related parties are as follows:

	December 31,
	2024	2025
	RMB	RMB
Prepaid assets and amounts due from related parties, net
Tencent	202,157	286,867
Others	5,710	4,138
Less: credit loss provision	(302)	(258)
Total	207,565	290,747
Amounts due to related parties
Tencent	142,662	123,394
Others	18,867	26,772
Total	161,529	150,166

The following table presents the movements of the credit loss provision related to amounts due from related parties for the years ended December 31, 2023, 2024 and 2025:

	For the years ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(302)	(217)	(302)
Current year provision	(219)	(100)	(67)
Current year reversal	304	15	111
Balance at end of the year	(217)	(302)	(258)

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.